Post-employment benefit plans (Tables)	12 Months Ended
Dec. 31, 2023
Employee Benefits [Abstract]
Components of post-employment benefit plans service cost
COMPONENTS OF POST-EMPLOYMENT BENEFIT PLANS SERVICE COST

FOR THE YEAR ENDED DECEMBER 31	2023	2022
DB pension	(128)	(193)
DC pension	(133)	(118)
OPEBs	(1)	(2)
Less:
Capitalized benefit plans cost	56	64
Total post-employment benefit plans service cost	(206)	(249)

Components of post-employment benefit plans financing cost	COMPONENTS OF POST-EMPLOYMENT BENEFIT PLANS FINANCING INCOME

FOR THE YEAR ENDED DECEMBER 31	2023	2022
DB pension	149	84
OPEBs	(41)	(33)
Total net return on post-employment benefit plans	108	51

Defined benefit plans recognized in comprehensive income
The statements of comprehensive income include the following amounts before income taxes.

	2023	2022
Cumulative gains recognized directly in equity, January 1	985	419
Actuarial (losses) gains in other comprehensive (loss) income(1)	(835)	894
Decrease (increase) in the effect of the asset limit in other comprehensive (loss) income(2)	282	(328)
Cumulative gains recognized directly in equity, December 31	432	985
(1)The cumulative actuarial gains recognized in the statements of comprehensive income are $864 million at December 31, 2023.
(2)The cumulative increase in the effect of the asset limit recognized in the statements of comprehensive income is $432 million at December 31, 2023.

Components of post-employment benefit (obligations) assets
The following table shows the change in post-employment benefit obligations and the fair value of plan assets.

	DB PENSION PLANS		OPEB PLANS		TOTAL
	2023	2022	2023	2022	2023	2022
Post-employment benefit obligations, January 1	(19,295)	(24,544)	(1,138)	(1,457)	(20,433)	(26,001)
Current service cost	(128)	(193)	(1)	(2)	(129)	(195)
Interest on obligations	(993)	(770)	(58)	(44)	(1,051)	(814)
Actuarial (losses) gains(1)	(1,572)	4,856	51	294	(1,521)	5,150
Benefit payments	1,401	1,366	72	70	1,473	1,436
Employee contributions	(8)	(9)	—	—	(8)	(9)
Other	—	(1)	—	1	—	—
Post-employment benefit obligations, December 31	(20,595)	(19,295)	(1,074)	(1,138)	(21,669)	(20,433)
Fair value of plan assets, January 1	23,355	28,040	327	351	23,682	28,391
Expected return on plan assets(2)	1,195	875	17	11	1,212	886
Actuarial gains (losses) (1)	692	(4,227)	(6)	(29)	686	(4,256)
Benefit payments	(1,401)	(1,366)	(72)	(70)	(1,473)	(1,436)
Employer contributions	41	81	64	64	105	145
Employee contributions	8	9	—	—	8	9
Transfers to DC plans	(124)	(57)	—	—	(124)	(57)
Other	2	—	—	—	2	—
Fair value of plan assets, December 31	23,768	23,355	330	327	24,098	23,682
Plan asset (deficit)	3,173	4,060	(744)	(811)	2,429	3,249
Effect of asset limit	(719)	(980)	—	—	(719)	(980)
Interest on effect of asset limit	(53)	(21)	—	—	(53)	(21)
Post-employment benefit asset (liability), December 31	2,401	3,059	(744)	(811)	1,657	2,248
Post-employment benefit assets	2,935	3,559	—	—	2,935	3,559
Post-employment benefit obligations	(534)	(500)	(744)	(811)	(1,278)	(1,311)
(1)Actuarial (losses) gains include experience gains of $734 million in 2023 and losses of ($4,729) million in 2022.
(2)The actual return (loss) on plan assets was $1,898 million or 8.8% in 2023 and ($3,370) million or (11.6%) in 2022.

Funded status of post-employment benefit plans cost
The following table shows the funded status of our post-employment benefit obligations.

	FUNDED		PARTIALLY FUNDED(1)		UNFUNDED(2)		TOTAL
FOR THE YEAR ENDED DECEMBER 31	2023	2022	2023	2022	2023	2022	2023	2022
Present value of post-employment benefit obligations	(20,004)	(18,741)	(1,453)	(1,461)	(212)	(231)	(21,669)	(20,433)
Fair value of plan assets	23,703	23,291	395	391	—	—	24,098	23,682
Plan surplus (deficit)	3,699	4,550	(1,058)	(1,070)	(212)	(231)	2,429	3,249
Effect of asset limit	(772)	(1,001)	—	—	—	—	(772)	(1,001)
Post-employment benefit asset (liability)	2,927	3,549	(1,058)	(1,070)	(212)	(231)	1,657	2,248
(1)The partially funded plans consist of supplementary executive retirement plans (SERPs) for eligible employees and certain OPEBs. The company partially funds the SERPs through letters of credit and a retirement compensation arrangement account with Canada Revenue Agency. Certain paid-up life insurance benefits are funded through life insurance contracts.
(2)Our unfunded plans consist of certain OPEBs, which are paid as claims are incurred.

Disclosure of significant assumptions
We used the following key assumptions to measure the post-employment benefit obligations and the net benefit plans cost for the DB pension plans and OPEB plans. These assumptions are long-term, which is consistent with the nature of post-employment benefit plans.

	DB PENSION PLANS AND OPEB PLANS
FOR THE YEAR ENDED DECEMBER 31	2023	2022
Post-employment benefit obligations
Discount rate	4.6%	5.3%
Rate of compensation increase	2.25%	2.25%
Cost of living indexation rate(1)	1.6%	1.6%
Life expectancy at age 65 (years)	23.4	23.3
(1)Cost of living indexation rate is only applicable to DB pension plans.

	DB PENSION PLANS AND OPEB PLANS
FOR THE YEAR ENDED DECEMBER 31	2023	2022
Net post-employment benefit plans cost
Discount rate	5.3%	3.4%
Rate of compensation increase	2.25%	2.25%
Cost of living indexation rate(1)	1.6%	1.6%
Life expectancy at age 65 (years)	23.3	23.3
(1) Cost of living indexation rate is only applicable to DB pension plans.

Healthcare cost trend rates and sensitivity analysis
The following table shows the effect of a 1% change in the assumed trend rates in healthcare costs.

EFFECT ON POST-EMPLOYMENT BENEFITS – INCREASE/(DECREASE)	1% INCREASE	1% DECREASE
Total service and interest cost	3	(3)
Post-employment benefit obligations	64	(47)
The following table shows a sensitivity analysis of key assumptions used to measure the net post-employment benefit obligations and the net post-employment benefit plans cost for our DB pension plans and OPEB plans.

		IMPACT ON NET POST-EMPLOYMENT BENEFIT PLANS COST FOR 2023 – INCREASE/(DECREASE)		IMPACT ON POST-EMPLOYMENT BENEFIT OBLIGATIONS AT DECEMBER 31, 2023 – INCREASE/(DECREASE)
	CHANGE IN ASSUMPTION	INCREASE IN ASSUMPTION	DECREASE IN ASSUMPTION	INCREASE IN ASSUMPTION	DECREASE IN ASSUMPTION
Discount rate	0.5%	(83)	78	(1,146)	1,255
Cost of living indexation rate	0.5%	55	(46)	1,007	(822)
Life expectancy at age 65	1 year	38	(39)	714	(735)

Post-employment benefit plan assets
The following table shows the target allocations for 2023 and the allocation of our post-employment benefit plan assets at December 31, 2023 and 2022.

	WEIGHTED AVERAGE TARGET ALLOCATION	TOTAL PLAN ASSETS FAIR VALUE
ASSET CATEGORY	2023	December 31, 2023	December 31, 2022
Equity securities	0%-40%	13%	15%
Debt securities	50%-100%	55%	52%
Alternative investments	0%-50%	32%	33%
Total		100%	100%

The following table shows the fair value of the DB pension plan assets for each category.

FOR THE YEAR ENDED DECEMBER 31	2023	2022
Observable markets data
Equity securities
Canadian	858	824
Foreign	2,265	2,555
Debt securities
Canadian	10,284	9,904
Foreign	1,550	1,537
Money market	1,222	739
Non-observable markets inputs
Alternative investments
Private equities	831	1,017
Hedge funds	1,268	1,374
Real estate and infrastructure	4,221	4,297
Private debt	1,237	1,048
Other	32	60
Total	23,768	23,355

Disclosure of contributions to post-employment benefit plans
The following table shows the amounts we contributed to the DB and DC pension plans and the payments made to beneficiaries under OPEB plans.

	DB PLANS		DC PLANS		OPEB PLANS
FOR THE YEAR ENDED DECEMBER 31	2023	2022	2023	2022	2023	2022
Contributions/payments	(41)	(81)	(11)	(59)	(64)	(64)